INVESTMENTS, DEBTS AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	June 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	20
Derivatives designated as net investment hedges	—	3
Other	8	8
	8	31

At amortized cost
Security deposits and cash collateral	380	325
Other investments	49	39
	429	364

Total investments and derivatives	437	395
Non-current	369	305
Current	68	90

Schedule of financial liabilities
The Company holds the following debt and derivative liabilities:

	June 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	52
Derivatives designated as net investment hedges	13	1
Contingent consideration	1	—
	14	53

At amortized cost
Principal amount outstanding	7,658	7,678
Interest accrued	78	85
Discounts, unamortized fees, hedge basis adjustment	(9)	(5)
Bank loans and bonds	7,727	7,758

Lease liabilities	2,050	1,912
Put-option liability over non-controlling interest	16	273
Other financial liabilities*	126	91
	9,919	10,034

Total debt and derivatives	9,933	10,087
Non-current	8,717	8,832
Current	1,216	1,255
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.